Schedule – Unaudited Condensed Financial Information of the Parent Company - Schedule of Operations and Comprehensive Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operations and Comprehensive Income [Line Items]
REVENUES, NET
COSTS OF REVENUES	543	1,652	184,617
GROSS LOSS	(543)	(1,652)	(184,617)
OPERATING EXPENSES	1,272,962	1,774,494	6,339,405
LOSS FROM OPERATIONS	(1,273,505)	(1,776,146)	(6,524,022)
OTHER EXPENSES	(6,536,390)	(5,039)	(87,468)
LOSS BEFORE EQUITY LOSS IN SUBSIDIARIES AND VIE	(7,809,895)	(1,781,185)	(6,611,490)
Equity loss in subsidiaries and VIE	(8,825,685)	(9,995,251)	(17,621,090)
NET LOSS ATTRIBUTABLE TO E-POWER INC. ORDINARY SHAREHOLDERS	(16,635,580)	(11,776,436)	(24,232,580)
COMPREHENSIVE LOSS ATTRIBUTABLE TO E-POWER INC. ORDINARY SHAREHOLDERS	$ (16,635,580)	$ (11,776,436)	$ (24,232,580)